Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Convertible promissory notes, discount (in Dollars)	$ 247,661	$ 187,039
Convertible notes, related parties, discount (in Dollars)	$ 0	$ 42,534
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	111,979,183	72,784,907
Common stock, shares outstanding	107,039,034	72,784,907